As filed with the Securities and Exchange Commission on May 29, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811- 03758

MATRIX ADVISORS VALUE FUND, INC.

747 Third Avenue, 31st Floor, New York, NY 10017

David A. Katz
747 Third Avenue, 31st Floor
New York, NY 10017

1 (800) 366-6223

Copies to:

Carol Gehl
Godfrey & Kahn, S.C.
708 N. Water St.
Milwaukee, WI 53202

Date of fiscal year end: June 30, 2014

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

Matrix Advisors Value Fund, Inc.
Schedule of Investments
March 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 97.7%
Bank (Money Center): 4.0%
55,000	JPMorgan Chase & Co.	$3,339,050

Bank (Processing): 3.2%
38,800	State Street Corp.	2,698,540

Bank (Regional): 3.2%
67,500	BB&T Corp.	2,711,475

Bank (Super Regional): 4.1%
68,500	Wells Fargo & Co.	3,407,190

Beverages: 3.8%
20,200	PepsiCo, Inc.	1,686,700
40,000	The Coca-Cola Co.	1,546,400
		3,233,100
Chemicals: 2.8%
35,000	EI du Pont de Nemours & Co.	2,348,500

Computer and Peripherals: 2.8%
74,000	Hewlett-Packard Co.	2,394,640

Computer Software and Services: 3.5%
71,500	Microsoft Corp.	2,930,785

Diversified Operations: 1.9%
34,000	Johnson Controls, Inc.	1,608,880

Drug (Generic): 2.6%
41,500	Teva Pharmaceutical Industries, Ltd. - ADR	2,192,860

Drug Store: 2.4%
27,300	CVS Caremark Corp.	2,043,678

Electrical Component: 3.8%
21,000	Corning, Inc.	437,220
46,500	TE Connectivity Ltd.	2,799,765
		3,236,985
Financial Services: 4.5%
13,900	American Express Co.	1,251,417
32,500	Capital One Financial Corp.	2,507,700
		3,759,117
Food Processing (Retail): 1.1%
15,000	Kellogg Co.	940,650

Household Products: 3.4%
35,000	The Procter & Gamble Co.	2,821,000

Insurance (Diversified): 3.6%
57,500	MetLife, Inc.	3,036,000

Machinery: 2.7%
23,200	Caterpillar, Inc.	2,305,384

Manufacturing - Miscellaneous: 1.7%
18,900	Eaton Corp Plc	1,419,768

Medical Supplies: 9.7%
121,000	Hologic, Inc. *	2,601,500
29,150	Johnson & Johnson	2,863,404
28,300	Zimmer Holdings, Inc.	2,676,614
		8,141,518
Oil & Gas Services: 3.8%
32,500	Schlumberger Ltd.	3,168,750

Oil/Gas (Domestic): 3.6%
45,700	Devon Energy Corp.	3,058,701

Petroleum (Integrated): 3.1%
21,700	Chevron Corp.	2,580,347

Petroleum (Producing): 6.5%
37,000	ConocoPhillips	2,602,950
30,500	Occidental Petroleum Corp.	2,906,345
		5,509,295
Precision Instruments: 2.4%
16,700	Thermo Fisher Scientific, Inc.	2,008,008

Restaurants: 2.9%
24,500	McDonald's Corp.	2,401,735

Securities Brokerage: 4.1%
70,500	Morgan Stanley	2,197,485
47,000	The Charles Schwab Corp.	1,284,510
		3,481,995
Semiconductors: 3.4%
36,300	QUALCOMM, Inc.	2,862,618

Telecommunications (Equipment): 3.1%
116,400	Cisco Systems, Inc.	2,608,524

TOTAL COMMON STOCKS (Cost $58,588,112)		$82,249,093

SHORT TERM INVESTMENTS - 0.7%
577,804	Fidelity Institutional Money Market Portfolio	577,804

TOTAL SHORT TERM INVESTMENTS (Cost $577,804)		$577,804

TOTAL INVESTMENTS (Cost $59,165,916): 98.4%		82,826,897
Other Assets in Excess of Liabilities: 1.6%		1,339,032
TOTAL NET ASSETS: 100.0%		$84,165,929

* Non-Income Producing
ADR - American Depository Receipt

Cost of investments	$59,165,916
Gross unrealized appreciation	23,738,712
Gross unrealized depreciation	(77,731)
Net unrealized appreciation	$23,660,981

+ Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayments speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2014:

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Description				Total
Equity
Common Stock *	$82,249,093	$-	$-	$82,249,093
Total Equity	$82,249,093	$-	$-	$82,249,093
Short-Term Investments	$577,804	$-	$-	$577,804
Total Investments in Securities	$82,826,897	$-	$-	$82,826,897
* Refer to the Schedule of Investments for a breakout of common stocks by industry classification.
There were no transfers between Level 1, Level 2, or Level 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Matrix Advisors Value Fund, Inc.

By /s/ David A. Katz
      David A. Katz, President and Treasurer

Date  May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ David A. Katz
      David A. Katz, President and Treasurer

Date  May 27, 2014